Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table is a demonstration of the relationship between the compensation that the Company has paid to its Co-CEOs, William A. Zartler and Amanda M. Brock, the compensation paid to the other named executive officers, and certain financial metrics, for the fiscal years 2021, 2022, 2023, 2024 and 2025.

Year (a)	William A. Zartler		Amanda M. Brock		Average Summary Compensation Table Total for Non-PEO Named Executive Officers (f)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (g)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (j)	EBITDA (i)
	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)(1)	Summary Compensation Table Total for PEO (d)	Compensation Actually Paid to PEO (e)(1)			Total Shareholder Return (h)	Peer Group Total Shareholder Return (i)(3)
2025	$13,870,354	$27,136,020	$7,048,692	$6,039,942	$2,658,214	$5,402,646	$685.58	$165.41	$58,402,000	$178,220,000
2024	$3,820,166	$16,939,754	$—	$—	$1,487,819	$5,484,213	$422.56	$163.77	$28,918,000	$95,949,000
2023	$2,492,800	$2,947,691	$—	$—	$1,237,995	$1,458,487	$111.97	$189.20	$38,775,000	$86,087,000
2022	$2,781,816	$4,217,964	$—	$—	$1,191,561	$1,801,910	$132.85	$189.16	$33,512,000	$72,237,000
2021	$1,730,768	$1,845,014	$—	$—	$1,187,650	$1,421,387	$84.36	$118.93	$(1,260,000)	$26,900,000

(1)
The PEO reflected in columns (b) and (c) represents William A. Zartler. The PEO reflected in columns (d) and (e) represents Amanda M. Brock. The non-PEO NEOs reflected in columns (f) and (g) for each of 2021, 2022, 2023, and 2024 are Kyle S. Ramachandran, Cynthia M. Durrett, and Christopher M. Powell. The non-PEO NEOs reflected in columns (f) and (g) for 2025 are Kyle S. Ramachandran, Cynthia M. Durrett, Christopher M. Powell and Christopher P. Wirtz.

(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c), (e) and (g) for our PEOs and Non-PEO NEOs in each respective year. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. Note that, due to rounding, the sum of the adjustments and the compensation actually paid totals may not precisely equal the amounts disclosed in the table.

	2025
Adjustments	PEO (Zartler)	PEO (Brock)	Average of Other NEOs
Deduction for Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(12,574,354)	$(6,770,000)	$(1,969,402)
Increase for Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$16,396,250	$5,761,250	$2,450,831
Increase for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$8,122,272	$—	$1,957,634
Increase for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—
Increase for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,321,498	$—	$305,369
Deduction for Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—
Total Adjustments	$13,265,666	$(1,008,750)	$2,744,432
Summary Compensation Table Total	$13,870,354	$7,048,692	$2,658,214
Compensation Actually Paid	$27,136,020	$6,039,942	$5,402,646

(3)
Peer Group Total Shareholder Return (“TSR”) is calculated based on the Russell 2000 Index and the Oilfield Service Index. For additional information, see Part II, Item 5. “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities” of the Company’s Annual Report on Form 10-K for the year ended December 31, 2025.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
(1)
The PEO reflected in columns (b) and (c) represents William A. Zartler. The PEO reflected in columns (d) and (e) represents Amanda M. Brock. The non-PEO NEOs reflected in columns (f) and (g) for each of 2021, 2022, 2023, and 2024 are Kyle S. Ramachandran, Cynthia M. Durrett, and Christopher M. Powell. The non-PEO NEOs reflected in columns (f) and (g) for 2025 are Kyle S. Ramachandran, Cynthia M. Durrett, Christopher M. Powell and Christopher P. Wirtz.

Peer Group Issuers, Footnote
(3)
Peer Group Total Shareholder Return (“TSR”) is calculated based on the Russell 2000 Index and the Oilfield Service Index. For additional information, see Part II, Item 5. “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities” of the Company’s Annual Report on Form 10-K for the year ended December 31, 2025.

Adjustment To PEO Compensation, Footnote
(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c), (e) and (g) for our PEOs and Non-PEO NEOs in each respective year. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. Note that, due to rounding, the sum of the adjustments and the compensation actually paid totals may not precisely equal the amounts disclosed in the table.

	2025
Adjustments	PEO (Zartler)	PEO (Brock)	Average of Other NEOs
Deduction for Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(12,574,354)	$(6,770,000)	$(1,969,402)
Increase for Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$16,396,250	$5,761,250	$2,450,831
Increase for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$8,122,272	$—	$1,957,634
Increase for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—
Increase for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,321,498	$—	$305,369
Deduction for Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—
Total Adjustments	$13,265,666	$(1,008,750)	$2,744,432
Summary Compensation Table Total	$13,870,354	$7,048,692	$2,658,214
Compensation Actually Paid	$27,136,020	$6,039,942	$5,402,646

Non-PEO NEO Average Total Compensation Amount	$ 2,658,214	$ 1,487,819	$ 1,237,995	$ 1,191,561	$ 1,187,650
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,402,646	5,484,213	1,458,487	1,801,910	1,421,387
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c), (e) and (g) for our PEOs and Non-PEO NEOs in each respective year. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. Note that, due to rounding, the sum of the adjustments and the compensation actually paid totals may not precisely equal the amounts disclosed in the table.

	2025
Adjustments	PEO (Zartler)	PEO (Brock)	Average of Other NEOs
Deduction for Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(12,574,354)	$(6,770,000)	$(1,969,402)
Increase for Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$16,396,250	$5,761,250	$2,450,831
Increase for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$8,122,272	$—	$1,957,634
Increase for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—
Increase for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,321,498	$—	$305,369
Deduction for Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—
Total Adjustments	$13,265,666	$(1,008,750)	$2,744,432
Summary Compensation Table Total	$13,870,354	$7,048,692	$2,658,214
Compensation Actually Paid	$27,136,020	$6,039,942	$5,402,646

Compensation Actually Paid vs. Total Shareholder Return
The increase in the Company’s stock price that contributed to the increased compensation actually paid to the PEOs also drove the increase in the Company’s Total Shareholder Return (TSR) in 2025 versus 2024, 2023, 2022 and 2021. The Company's TSR was also greater than the Peer Group TSR for 2025. While the Compensation Committee considers TSR when evaluating total compensation, compensation for the PEOs and non-PEO NEOs is largely driven by cash generation of the business as measured by EBITDA. Given the capital intensity of the business, we do not use net income as a proxy for the overall performance of the Company.

Compensation Actually Paid vs. Net Income
The increase in the Company’s stock price that contributed to the increased compensation actually paid to the PEOs also drove the increase in the Company’s Total Shareholder Return (TSR) in 2025 versus 2024, 2023, 2022 and 2021. The Company's TSR was also greater than the Peer Group TSR for 2025. While the Compensation Committee considers TSR when evaluating total compensation, compensation for the PEOs and non-PEO NEOs is largely driven by cash generation of the business as measured by EBITDA. Given the capital intensity of the business, we do not use net income as a proxy for the overall performance of the Company.

Compensation Actually Paid vs. Company Selected Measure
The increase in the Company’s stock price that contributed to the increased compensation actually paid to the PEOs also drove the increase in the Company’s Total Shareholder Return (TSR) in 2025 versus 2024, 2023, 2022 and 2021. The Company's TSR was also greater than the Peer Group TSR for 2025. While the Compensation Committee considers TSR when evaluating total compensation, compensation for the PEOs and non-PEO NEOs is largely driven by cash generation of the business as measured by EBITDA. Given the capital intensity of the business, we do not use net income as a proxy for the overall performance of the Company.

Total Shareholder Return Vs Peer Group
The increase in the Company’s stock price that contributed to the increased compensation actually paid to the PEOs also drove the increase in the Company’s Total Shareholder Return (TSR) in 2025 versus 2024, 2023, 2022 and 2021. The Company's TSR was also greater than the Peer Group TSR for 2025. While the Compensation Committee considers TSR when evaluating total compensation, compensation for the PEOs and non-PEO NEOs is largely driven by cash generation of the business as measured by EBITDA. Given the capital intensity of the business, we do not use net income as a proxy for the overall performance of the Company.

Tabular List, Table
Tabular List
The following list represents the most important financial performance measure used by us to link compensation actually paid to our NEOs to company performance, which was only TSR for fiscal year 2024.
TSR and EBITDA

Total Shareholder Return Amount	$ 685.58	422.56	111.97	132.85	84.36
Peer Group Total Shareholder Return Amount	$ 165.41	$ 163.77	$ 189.2	$ 189.16	$ 118.93
Company Selected Measure Amount	178,220,000	95,949,000	86,087,000	72,237,000	26,900,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 58,402,000	$ 28,918,000	$ 38,775,000	$ 33,512,000	$ (1,260,000)
Measure:: 1
Pay vs Performance Disclosure
Name	TSR
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA
William A. Zartler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,870,354	3,820,166	2,492,800	2,781,816	1,730,768
PEO Actually Paid Compensation Amount	$ 27,136,020	$ 16,939,754	$ 2,947,691	$ 4,217,964	$ 1,845,014
PEO Name	William A. Zartler	William A. Zartler	William A. Zartler	William A. Zartler	William A. Zartler
Amanda M. Brock [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,048,692	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 6,039,942	$ 0	$ 0	$ 0	$ 0
PEO Name	Amanda M. Brock
PEO | William A. Zartler [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 13,265,666
PEO | William A. Zartler [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,574,354)
PEO | William A. Zartler [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,396,250
PEO | William A. Zartler [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,122,272
PEO | William A. Zartler [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | William A. Zartler [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,321,498
PEO | William A. Zartler [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Amanda M. Brock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,008,750)
PEO | Amanda M. Brock [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,770,000)
PEO | Amanda M. Brock [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,761,250
PEO | Amanda M. Brock [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Amanda M. Brock [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Amanda M. Brock [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Amanda M. Brock [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,744,432
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,969,402)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,450,831
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,957,634
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	305,369
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0